CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flow from operating activities
Loss for the period	€ (6,703)	€ (4,667)
Depreciation and amortization	2,143	1,702
Foreign currency exchange differences on loans to subsidiaries	(41)	(146)
Share-based compensation expense	332	299
Change in impairment of trade receivables	(15)	152
Non-cash expense on financial liabilities	428	382
Change in fair value of derivative equity forward	(18)	(715)
Change in inventory allowance	(16)	(327)
Other	60	20
Change in working capital	(729)	(59)
Trade and other receivables, inventories and current assets	(125)	(2,370)
Trade payables	(690)	191
Other liabilities, contract liabilities and provisions	112	2,122
Income tax payable/receivables	(26)	(2)
Net cash used in operating activities	(4,559)	(3,359)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(637)	(813)
Proceeds from disposal of financial assets	5,176	7,025
Payments to acquire financial assets	(1,243)	(6,175)
Net cash from (used in) investing activities	3,296	37
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit		(49)
Repayment of sale and leaseback obligation		(211)
Repayment of lease liabilities (2018: Repayment of finance lease obligations)	(137)	(23)
Repayment of long-term debt	(525)	(393)
Proceeds from issuance of long-term debt	500	40
Net cash from (used in) financing activities	(162)	(636)
Net increase (decrease) in cash and cash equivalents	(1,425)	(3,958)
Cash and cash equivalents at beginning of period	7,402	7,569
Changes to cash and cash equivalents due to foreign exchanges rates	9	32
Cash and cash equivalents at end of period	5,986	3,643
Supplemental Cash Flow Information
Interest paid	182	111
Interest received	€ 42	€ 3